Other Financial Expenses, Net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Loss on forward contracts	$ 0.0	$ 26.6	$ 29.2
Proceeds from sale of other investments		3.0
Gain on sale of other investments		1.5
Net proceeds from sale of marketable securities			13.3
Realized loss on marketable securities	$ 0.0	0.0	$ 15.4
Forward Contracts
Debt Instrument [Line Items]
Loss on forward contracts		$ 91.0
Settlement of forward contract, number of shares obtained (in shares)		4,200,000
Payment for settlement of forward contract, cash component		$ 92.5
Payment for settlement of forward contract, restricted cash component		$ 91.2